Related parties - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related parties
Cancellation of Fees	$ 3,582	$ 3,757
Payment of key management personnel compensation	$ 27,359	$ 27,735
Ownership Interest Held By Government	88.49%